Exceptional Items - Summary of Gain on Disposal (Detail) - USD ($) $ in Millions			12 Months Ended
	Apr. 02, 2024	May 03, 2022	Jun. 30, 2024	Jun. 30, 2023	Jun. 30, 2022
Assets
Inventories			$ 7,039	$ 6,623
Property, plant and equipment			71,629	71,818	$ 61,295
Intangible assets			1,718	1,610	1,369
Total assets			102,362	101,296	95,166
Liabilities
Other financial liabilities			512	402
Total liabilities			53,242	52,766	46,400
Net assets disposed			49,120	48,530
Details of the gain on disposal/divestment is as follows:
Cash/Gross consideration					683
Gain on divestment			(5,763)	(606)	(1,074)
Gain on disposal			915	$ 8	840
BHP Mitsui Coal or BMC Gain on Disposal [Member]
Details of the gain on disposal/divestment is as follows:
Gain on divestment					840
Blackwater and Daunia Gain on Divestment [member]
Assets
Inventories			113
Property, plant and equipment			1,453
Intangible assets			45
Other			3
Total assets			1,614
Liabilities
Interest bearing liabilities			60
Other financial liabilities			43
Provisions			691
Total liabilities			794
Net assets disposed			820
Details of the gain on disposal/divestment is as follows:
Cash/Gross consideration	$ 4,100		1,072
Deferred and contingent consideration			690
Transaction and other directly applicable costs			(65)
Income tax expense			(203)
Deferred consideration	$ 1,100		495
Gain on divestment			$ 674
BHP Mitsui Coal Pty Ltd [member] | BHP Mitsui Coal or BMC Gain on Disposal [Member]
Details of the gain on disposal/divestment is as follows:
BHP share of net assets disposed					631
Cash/Gross consideration					1,318
Transaction and other directly applicable costs					(69)
Deferred consideration		$ 222			222
Gain on disposal					$ 840